Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Sales revenue:
Total revenue, net	$ 1,066,919	$ 672,786	$ 3,297,689	$ 1,512,351	$ 2,708,560	$ 3,066,233
Operating costs and expenses
Cost of goods sold	509,723	215,383	1,136,411	493,905	1,103,160	535,485
Hotel operating costs	447,419	404,322	1,387,993	1,334,041	1,739,948	744,594
Selling	210,906	193,820	628,754	583,438	787,637	470,798
General and administrative	499,638	232,642	1,268,119	752,113	1,395,008	1,033,830
(Reversal of) provision for bad debts	41,603	67,638	(10,250)	115,495	(119,274)	(63,076)
Stock-based compensation	92,885	92,885	278,655	278,655	371,540	371,540
Total operating costs and expenses	1,802,174	1,206,690	4,689,682	3,557,647	5,278,019	3,093,171
Loss from operations	(735,255)	(533,904)	(1,391,993)	(2,045,296)	(2,569,459)	(26,938)
Non-operating income (expenses)
Interest income	135	1,024	692	3,636	4,876	4,113
Impairment loss		(3,823,770)		(3,823,770)	(3,823,770)
Other income	13,293	12,134	52,395	41,789	51,856	63,064
Government grant income	284,321		284,321
Other expenses	(135)	(29,317)	(5,022)	(29,577)	(31,651)	(33,154)
Total non-operating income (loss), net	297,614	(3,839,929)	332,386	(3,807,922)	(3,798,689)	34,023
Loss before income tax	(437,641)	(4,373,833)	(1,059,607)	(5,853,218)	(6,368,148)	7,085
Income tax expense (benefit)	515	(322)	5,879	643	1,097	274,321
Net loss	(438,156)	(4,373,511)	(1,065,486)	(5,853,861)	(6,369,245)	(267,236)
Other comprehensive items
Foreign currency translation gain (loss)	16,086	(139,053)	42,473	(152,137)	(537,974)	122,283
Comprehensive loss	$ (422,070)	$ (4,512,564)	$ (1,023,013)	$ (6,005,998)	$ (6,907,219)	$ (144,953)
Earnings Per Share, Basic	$ (0.018)	$ (0.175)	$ (0.043)	$ (0.234)	$ (0.255)	$ (0.011)
Earnings Per Share, Diluted	$ (0.018)	$ (0.175)	$ (0.043)	$ (0.234)	$ (0.255)	$ (0.011)
Weighted Average Number of Shares Outstanding, Basic	24,999,842	24,999,842	24,999,842	24,999,842	24,999,842	24,999,842
Weighted Average Number of Shares Outstanding, Diluted	24,999,842	24,999,842	24,999,842	24,999,842	24,999,842	24,999,842
Product [Member]
Sales revenue:
Total revenue, net	$ 897,457	$ 503,062	$ 2,405,280	$ 888,690	$ 1,851,676	$ 742,624
Advertising [Member]
Sales revenue:
Total revenue, net						1,944,811
Room Revenue [Member]
Sales revenue:
Total revenue, net	74,265	71,562	473,167	166,278	262,605	114,086
Food And Beverage Revenues [Member]
Sales revenue:
Total revenue, net	77,524	64,321	356,009	356,840	475,746	201,755
Other [Member]
Sales revenue:
Total revenue, net	$ 17,673	$ 33,841	$ 63,233	$ 100,543	$ 118,533	$ 62,957